Schedule III - Real Estate Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	$ 19,700
Initial costs of buildings and improvements	163,600
Costs capitalized subsequent to acquisition, Land	10,901
Costs capitalized subsequent to acquisition, Buildings and improvements	564,630
Costs capitalized subsequent to acquisition, Construction in progress	146,904
Gross carrying amount, Land	30,601
Gross carrying amount, Buildings and improvements	728,230
Gross carrying amount, Construction in progress	146,904
Accumulated depreciation and amortization	(137,725)	(102,900)	(74,536)	(52,923)
Owned Properties [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	19,700
Initial costs of buildings and improvements	161,615
Costs capitalized subsequent to acquisition, Land	10,901
Costs capitalized subsequent to acquisition, Buildings and improvements	542,042
Costs capitalized subsequent to acquisition, Construction in progress	146,904
Gross carrying amount, Land	30,601
Gross carrying amount, Buildings and improvements	703,657
Gross carrying amount, Construction in progress	146,904
Accumulated depreciation and amortization	(128,605)
Owned Properties [Member] | Suwanee, Georgia [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	1,395
Initial costs of buildings and improvements	29,802
Costs capitalized subsequent to acquisition, Land	2,126
Costs capitalized subsequent to acquisition, Buildings and improvements	96,684
Costs capitalized subsequent to acquisition, Construction in progress	3,270
Gross carrying amount, Land	3,521
Gross carrying amount, Buildings and improvements	126,486
Gross carrying amount, Construction in progress	3,270
Accumulated depreciation and amortization	(34,590)
Date of acquisition	Sep. 01, 2005
Owned Properties [Member] | Atlanta, Georgia (Atlanta-Metro) [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	12,647
Initial costs of buildings and improvements	35,473
Costs capitalized subsequent to acquisition, Land	2,750
Costs capitalized subsequent to acquisition, Buildings and improvements	261,074
Costs capitalized subsequent to acquisition, Construction in progress	32,456
Gross carrying amount, Land	15,397
Gross carrying amount, Buildings and improvements	296,547
Gross carrying amount, Construction in progress	32,456
Accumulated depreciation and amortization	(58,272)
Date of acquisition	Oct. 03, 2006
Owned Properties [Member] | Santa Clara, California [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of buildings and improvements	15,838
Costs capitalized subsequent to acquisition, Buildings and improvements	70,706
Costs capitalized subsequent to acquisition, Construction in progress	1,249
Gross carrying amount, Buildings and improvements	86,544
Gross carrying amount, Construction in progress	1,249
Accumulated depreciation and amortization	(19,102)
Date of acquisition	Nov. 01, 2007
Owned Properties [Member] | Richmond, Virginia [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	2,000
Initial costs of buildings and improvements	11,200
Costs capitalized subsequent to acquisition, Land	180
Costs capitalized subsequent to acquisition, Buildings and improvements	97,779
Costs capitalized subsequent to acquisition, Construction in progress	67,155
Gross carrying amount, Land	2,180
Gross carrying amount, Buildings and improvements	108,979
Gross carrying amount, Construction in progress	67,155
Accumulated depreciation and amortization	(8,996)
Date of acquisition	Mar. 20, 2010
Owned Properties [Member] | Sacramento, California [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	1,481
Initial costs of buildings and improvements	52,753
Costs capitalized subsequent to acquisition, Buildings and improvements	88
Costs capitalized subsequent to acquisition, Construction in progress	4,273
Gross carrying amount, Land	1,481
Gross carrying amount, Buildings and improvements	52,841
Gross carrying amount, Construction in progress	4,273
Accumulated depreciation and amortization	(1,403)
Date of acquisition	Dec. 21, 2012
Owned Properties [Member] | Dallas, Texas [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of buildings and improvements	5,808
Costs capitalized subsequent to acquisition, Land	5,808
Costs capitalized subsequent to acquisition, Buildings and improvements	(5,808)
Costs capitalized subsequent to acquisition, Construction in progress	38,501
Gross carrying amount, Land	5,808
Gross carrying amount, Construction in progress	38,501
Date of acquisition	Feb. 08, 2013
Owned Properties [Member] | Miami, Florida [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	1,777
Initial costs of buildings and improvements	6,955
Costs capitalized subsequent to acquisition, Buildings and improvements	20,598
Gross carrying amount, Land	1,777
Gross carrying amount, Buildings and improvements	27,553
Accumulated depreciation and amortization	(5,662)
Date of acquisition	Mar. 06, 2008
Owned Properties [Member] | Lenexa, Kansas [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	400
Initial costs of buildings and improvements	3,100
Costs capitalized subsequent to acquisition, Land	37
Costs capitalized subsequent to acquisition, Buildings and improvements	198
Gross carrying amount, Land	437
Gross carrying amount, Buildings and improvements	3,298
Accumulated depreciation and amortization	(82)
Date of acquisition	Jun. 03, 2011
Owned Properties [Member] | Wichita, Kansas [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of buildings and improvements	686
Costs capitalized subsequent to acquisition, Buildings and improvements	723
Gross carrying amount, Buildings and improvements	1,409
Accumulated depreciation and amortization	(498)
Date of acquisition	Mar. 31, 2005
Leased Properties [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of buildings and improvements	1,985
Costs capitalized subsequent to acquisition, Buildings and improvements	22,588
Gross carrying amount, Buildings and improvements	24,573
Accumulated depreciation and amortization	(9,120)
Leased Properties [Member] | Jersey City, New Jersey [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of buildings and improvements	1,985
Costs capitalized subsequent to acquisition, Buildings and improvements	21,826
Gross carrying amount, Buildings and improvements	23,811
Accumulated depreciation and amortization	(8,686)
Date of acquisition	Nov. 01, 2006
Leased Properties [Member] | Overland Park, Kansas [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Costs capitalized subsequent to acquisition, Buildings and improvements	762
Gross carrying amount, Buildings and improvements	762
Accumulated depreciation and amortization	$ (434)